Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Financial Instruments
A.	Financial Instruments:

(1)	Non-derivative financial assets

Initial recognition and measurement of financial assets

The Company initially recognizes trade receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Company to the cash flows from the asset expire, or the Company transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset were transferred. When the Company retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

-	It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and

-	The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

(2)	Non-derivative financial liabilities

Non-derivative financial liabilities include finance lease liabilities, trade and other payables.

Initial recognition of financial liabilities
The Company initially recognizes financial liabilities on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities
Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.

Derecognition of financial liabilities
Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

(3)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

(4)	Issuance of securities

The consideration received from the issuance of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the securities.

Impairment
B.	Impairment

Non-financial assets

Timing of impairment testing

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives or are unavailable for use.

Measurement of recoverable amount

The recoverable amount of an asset is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset, for which the estimated future cash flows from the asset were not adjusted.

Recognition of impairment loss

An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Non-derivative financial assets

See note 6.

Financing income and expenses
C.	Financing income and expenses

Financing income derives from changes in fair value of financial instruments mandatorily measured at fair value through profit or loss.

Financing expenses comprise mainly from bank fee expenses and lease liabilities interest expenses, which are recognized in profit or loss.

Loss per share
D.	Loss per share

The Company presents basic and diluted earnings or loss per share data for its ordinary shares. Basic earnings or loss per share is calculated by dividing the earnings or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the year. Diluted earnings or loss per share is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average-number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares, which comprise share options.

Intangible assets
E.	Intangible Assets

Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company has the intention and sufficient resources to complete development and to use or sell the asset. As the Company’s development activities do not meet the standards for capitalization, research and development expenditure is recognized through profit or loss.

Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

Other intangible assets

Other intangible assets, that are acquired by the Company, are measured at cost less accumulated amortization and accumulated impairment losses. See Note 16.

Provisions
F.	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Fixed assets
G.	Fixed assets

(1)	Recognition and measurement

Fixed asset items are measured at cost less accumulated depreciation and accumulated impairment losses.

The cost of a fixed asset includes expenditures that are directly attributable to the acquisition of the asset.

(2)	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its estimated useful life. The depreciable amount is the cost of the asset or other amount that replaces the cost, less its residual value.

An asset is depreciated from the date it is ready for use, namely, the date on which it reaches the location and condition required for it to operate in the manner intended by Management.

Depreciation is recognized in the statement of income on a straight-line basis over the estimated useful lives of each part of the fixed-asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

●	Computers	3 years
●	Leasehold improvements	2 years
●	Laboratory equipment	5-7 years
●	Machinery and Equipment	6-10 years
●	Office furniture, equipment and accessories	14 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Leases
H.	Leases

Determining whether an arrangement contains a lease

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

(b)	The right to direct the identified asset’s use.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the company elected to account for the contract as a single lease component without separating the components.

Leased assets and lease liabilities

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments.

Since the interest rate implicit in the Company's leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model and depreciated over the shorter of the lease term or useful life of the asset.

Employee benefits
The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the shorter of the useful life or contractual lease period. The Company’s lease of its office and laboratory space is depreciated over a period of two years.

I.	Employee benefits

(1)	Post-employment benefits

The Company has a post-employment benefit plan, financed by deposits with insurance companies or with funds managed by a trustee, and classified as a defined contribution plan, under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

(2)	Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided or upon the actual absence of the employee when the benefit is not accumulated.

A liability is recognized for the amount expected to be paid under short-term cash bonus if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on when the Company expects the benefits to be wholly settled.

Share-based compensation
J.	Share-based compensation

Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the binomial option pricing model. The option pricing model requires the input of highly subjective assumptions, including the expected term of the option, the expected volatility of the price of the Company’s ordinary shares and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company recognizes compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach. Forfeitures are accounted for as they occur.

Basis of Consolidation
K.	Basis of Consolidation

Acquisition of a subsidiary

Upon the acquisition of a subsidiary, the Company exercises discretion when examining whether the transaction constitutes the acquisition of a business or acquisition of an asset, for the purpose of determining the accounting treatment of the transaction. Transactions in which the acquired company is not considered a business are accounted for as the acquisition of a group of assets and liabilities. In such transactions, the cost of acquisition, which includes transaction costs, is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. Furthermore, no goodwill is recognized and no deferred taxes are recognized in respect of the temporary differences existing on the acquisition date.

Consideration paid partly in the form of equity instruments, based on the quoted share price. Any additional consideration will be capitalized upon the achievement of defined milestones, which constitutes the variable consideration.

When the variable consideration depends on performance conditions, the Company has elected not to recognize the contingent consideration at the time of purchase, but rather if and when the contingent conditions occur and when the consideration is transferred or obliged to be transferred.

IFRS 3 includes a distinction between a transaction to acquire an operation is the acquisition of a "business" and the acquisition of a group of assets that according to the standard is not considered the acquisition of a "business". The aforementioned standard offers the optional concentration test so that if substantially all of the fair value of the acquired assets is attributable to a group of similar identifiable assets or to a single identifiable asset, this will not be the acquisition of a business

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Transactions with controlling shareholder
L.	Transactions with controlling shareholder

Assets and liabilities included in a transaction with a controlling shareholder are measured at fair value on the date of the transaction. As the transaction is on the equity level, the Company includes the difference between the fair value and the consideration from the transaction in its equity.

Government grants
M.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Group is entitled to receive them. Grants that compensate the Group for expenses incurred are presented as a deduction from the corresponding expense. Grants that compensate the Group for the cost of an asset are presented as a deduction from the related assets and are recognized in profit or loss on a systematic basis over the useful life of the asset.